Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Preferred stock, series A par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, series A shares authorized	50,000,000	50,000,000	50,000,000
Preferred stock, series A shares issued	3,189,600	3,189,600	531,600
Preferred stock, series A shares outstanding	3,189,600	3,189,600	531,600
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	7,450,000,000	7,400,000,000	7,400,000,000
Common stock, shares issued	293,163,890	239,278,847	172,883,475
Common stock, shares outstanding	293,163,890	239,278,847	172,883,475